Consolidated Statement of Equity - USD ($) $ in Thousands	Patronage capital	Accumulated other comprehensive income (loss)	Noncontrolling interest	Total
Equity at beginning of period at Dec. 31, 2012	$ 802,467	$ 3,415	$ 113,027
Change in Equity
Net margins attributable to the Association	72,912			$ 72,912
Unrealized loss on securities available for sale		278
Reclassification adjustment for actuarial (gain)/loss on postretirement benefit obligation included in net income		(358)
Net income (loss) attributable to noncontrolling interest			(2,233)	(2,233)
Equity distribution to noncontrolling interest			(54)
Equity at end of period at Dec. 31, 2013	865,379	3,335	110,740	979,454
Change in Equity
Net margins attributable to the Association	64,236			64,236
Reclassification adjustment for actuarial (gain)/loss on postretirement benefit obligation included in net income		31
Net income (loss) attributable to noncontrolling interest			(1,383)	(1,383)
Equity distribution to noncontrolling interest			(55)
Equity at end of period at Dec. 31, 2014	908,669	(828)	109,302	1,017,143
Change in Equity
Net margins attributable to the Association	20,126			20,126
Unrealized loss on securities available for sale		(16)
Reclassification adjustment for actuarial (gain)/loss on postretirement benefit obligation included in net income		9
Net income (loss) attributable to noncontrolling interest			(180)	(180)
Equity at end of period at Mar. 31, 2015	928,795	(835)	109,122	1,037,082
Equity at beginning of period at Dec. 31, 2014	908,669	(828)	109,302	1,017,143
Change in Equity
Net margins attributable to the Association	53,413			53,413
Unrealized loss on securities available for sale		(125)
Reclassification adjustment for actuarial (gain)/loss on postretirement benefit obligation included in net income		14
Net income (loss) attributable to noncontrolling interest			(489)	(489)
Equity distribution to noncontrolling interest			(56)
Equity at end of period at Dec. 31, 2015	952,082	589	108,757	1,061,428
Change in Equity
Net margins attributable to the Association	17,533			17,533
Unrealized loss on securities available for sale		(22)
Reclassification adjustment for actuarial (gain)/loss on postretirement benefit obligation included in net income		(22)
Net income (loss) attributable to noncontrolling interest			52	52
Equity distribution to noncontrolling interest			(59)
Equity at end of period at Mar. 31, 2016	$ 969,615	$ 545	$ 108,750	$ 1,078,910